Investment in Equity Investees	12 Months Ended
Dec. 31, 2025
Investment in Equity Investees [Abstract]
Investment in Equity Investees

4. Investment in Equity Investees

The Company’s equity method investments consist of investments in Carlico and RGSB.

On May 15, 2025, the Company indirectly acquired approximately 35% of the equity interests in Carlico, an entity principally engaged in investment holding and the importation and distribution of bottled grape wines.

On July 8, 2025, the Company indirectly acquired a 35% equity interest in RGSB, a private company incorporated in Malaysia and principally engaged in the food and beverage business, from Mr. Lew for total cash consideration of $350,000. Accordingly, the transaction is considered a related party transaction.

The Company accounts for its investments in Carlico and RGSB under the equity method of accounting in accordance with ASC 323, Investments—Equity Method and Joint Ventures, as the Company has the ability to exercise significant influence over these investees but does not control them. The investments are initially recorded at cost and subsequently adjusted for (i) the Company’s share of the investees’ net income or loss and other comprehensive income, if any, and (ii) distributions received, which reduce the carrying amount of the investments.

As of December 31, 2025, the carrying amounts of the Company’s equity method investments were as follows:

Amounts
Carlico	$4,550,000
RGSB	-
$4,550,000

For the year ended December 31, 2025, the Company recognized the following share of results from its equity method investments:

Amounts
Carlico	$-
RGSB	(7,637)
$(7,637)

The share of results is included in “share of results of equity investees” in the consolidated statement of operations.

The Company evaluates its equity method investments for impairment in accordance with ASC 323 whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable.

As of December 31, 2025, the Company assessed its investment in Carlico and RGSB for impairment and recognized impairment losses of $2,741,115 and $342,363 for Carlico and RGSB, respectively.